Related Party Transaction - Schedule of Related Party Transaction (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company